Equity - Schedule of Movements in Dividends (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dividends allocated to holders of ordinary shares
Dividend	$ 25,844	$ 11,542
Total dividends provided for and paid	25,844	42,952
Special Dividend [Member]
Dividends allocated to holders of ordinary shares
Dividend		$ 31,410